The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2015

Royce Financial Services Fund
(to be renamed Royce Global Financial Services Fund effective June 15, 2015)
Royce European Smaller-Companies Fund
(to be renamed Royce European Small-Cap Fund effective June 15, 2015)
Royce Global Value Fund
Royce International Smaller-Companies Fund
(to be renamed Royce International Small-Cap Fund effective June 15, 2015)

 Royce International Micro-Cap Fund
Royce International Premier Fund

The Board of Trustees of The Royce Fund recently approved:

•	name and related investment policy changes for each of Royce Financial Services Fund, Royce European Smaller-Companies Fund, and Royce International Smaller-Companies Fund, such changes to become effective as of June 15, 2015; and
•	contractual investment advisory fee rate reductions for each of Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund, such fee rate reductions to become effective as of July 1, 2015.

The operations of the above-listed Funds will not change except as specifically described below.

I. Royce Financial Services Fund

Royce Financial Services Fund will be renamed Royce Global Financial Services Fund, effective June 15, 2015.

Principal Investment Strategy

Effective June 15, 2015, the second sentence in the second paragraph in this section is deleted in its entirety and replaced with the following:

Although the Fund invests in securities of U.S. companies, it may invest up to 50% of its net assets (measured at the time of investment) in foreign securities.

II. Royce European Smaller-Companies Fund

Royce European Smaller-Companies Fund will be renamed Royce European Small-Cap Fund, effective June 15, 2015.

Principal Investment Strategies

Effective June 15, 2015, the first and second paragraphs in this section are deleted in their entirety and replaced with the following:

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies headquartered in Europe with stock market capitalizations up to $3 billion. Royce invests the Fund’s assets in companies trading below its estimate of their current worth that also have strong balance sheets, other business strengths, and/or strong business prospects. Royce also considers companies with the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies that are headquartered in Europe with market capitalizations up to $3 billion at the time of investment. From time to time, a substantial portion of the Fund’s assets may be invested in European companies headquartered in a single country. No more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries.” Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

Primary Risks for Fund Investors

Effective June 15, 2015, the first sentence of the third paragraph in this section is deleted in its entirety and replaced with the following:

The prices of equity securities of companies with market capitalizations up to $3 billion are generally more volatile and their markets are less liquid relative to larger-cap securities.

Fees and Expenses of the Fund

Effective July 1, 2015, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class
Management fees	1.10%	1.10%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	1.88%	0.61%
Total annual Fund operating expenses	2.98%	1.96%
Fee waivers and/or expense reimbursements	-1.69%	-0.42%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.29%	1.54%

The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.29% and 1.54%, respectively, through April 30, 2016 and at or below 1.74% for the Investment Class through April 30, 2025.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class
1 Year	$131	$157
3 Years	$504	$575
5 Years	$902	$1,018
10 Years	$2,014	$2,251

III. Royce Global Value Fund

Fees and Expenses of the Fund

Effective July 1, 2015, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class
Management fees	1.10%	1.10%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	0.25%	0.30%
Total annual Fund operating expenses	1.35%	1.65%
Fee waivers and/or expense reimbursements	-0.06%	-0.11%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.29%	1.54%

The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.29% and 1.54%, respectively, through April 30, 2016.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class
1 Year	$131	$157
3 Years	$422	$510
5 Years	$734	$887
10 Years	$1,619	$1,945

IV. Royce International Smaller-Companies Fund

Royce International Smaller-Companies Fund will be renamed Royce International Small-Cap Fund, effective June 15, 2015.

Principal Investment Strategies

Effective June 15, 2015, the first and second paragraphs in this section are deleted in their entirety and replaced with the following:

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities issued by small-cap companies headquartered outside of the United States (“international”) with stock market capitalizations up to $3 billion. Royce invests the Fund’s assets in companies that it believes are trading below its estimate of their current worth that also have strong balance sheets, other business strengths, and/or strong business prospects. Royce also considers companies with the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $3 billion at the time of investment. Under normal market conditions at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in international companies that are headquartered in a single country. Although there are no geographic limits on the Fund’s international investments, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any international securities that it purchases.

Primary Risks for Fund Investors

Effective June 15, 2015, the first sentence of the third paragraph in this section is deleted in its entirety and replaced with the following:

The prices of equity securities of companies with market capitalizations up to $3 billion are generally more volatile and their markets are less liquid relative to larger-cap securities.

Fees and Expenses of the Fund

Effective July 1, 2015, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class	Institutional Class
Management fees	1.10%	1.10%	1.10%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	4.28%	0.49%	1.38%
Total annual Fund operating expenses	5.38%	1.84%	2.48%
Fee waivers and/or expense reimbursements	-4.09%	-0.30%	-1.19%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.29%	1.54%	1.29%

The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment, Service, and Institutional Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.29%, 1.54%, and 1.29%, respectively, through April 30, 2016 and at or below 1.74% through April 30, 2025 for the Investment and Institutional Classes.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class	Institutional Class
1 Year	$131	$157	$131
3 Years	$504	$550	$504
5 Years	$902	$968	$902
10 Years	$2,014	$2,134	$2,014

V. Royce International Micro-Cap Fund

Fees and Expenses of the Fund

Effective July 1, 2015, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	1.96%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	3.47%
Fee waivers and/or expense reimbursements	-1.82%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.65%

The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.64% through April 30, 2016 and at or below 1.99% through April 30, 2025.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Service Class
1 Year	$168
3 Years	$594
5 Years	$1,045
10 Years	$2,299

VI. Royce International Premier Fund

Fees and Expenses of the Fund

Effective July 1, 2015, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class
Management fees	1.10%	1.10%
Distribution (12b-1) fees	0.00%	0.25%
Other expenses	1.92%	0.95%
Total annual Fund operating expenses	3.02%	2.30%
Fee waivers and/or expense reimbursements	-1.73%	-0.76%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.29%	1.54%

The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.29% and 1.54%, respectively, through April 30, 2016 and at or below 1.74% and 1.99%, respectively, through April 30, 2025.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Investment Class	Service Class
1 Year	$131	$157
3 Years	$504	$581
5 Years	$902	$1,031
10 Years	$2,014	$2,281

VII.	Investment Advisory Services Provided by Royce-- Annual Rate of Fund’s Average Net Assets

Effective July 1, 2015, the information appearing under the caption “Investment Advisory Services Provided by Royce—Annual Rate of Fund’s Average Net Assets” is hereby deleted in its entirety and replaced with the following to reflect the new reduced contractual investment advisory fee rates as described herein:

Royce Pennsylvania Mutual Fund
• 1.00% of the first $50,000,000
• 0.875% of the next $50,000,000
• 0.75% of any additional average net assets

Royce Micro-Cap and International Micro-Cap Funds
• 1.25% of the first $2,000,000,000
• 1.20% of the next $2,000,000,000
• 1.15% of the next $2,000,000,000
• 1.10% of any additional average net assets

Royce Premier, Low Priced-Stock, Total Return, Heritage, Opportunity, Special Equity,
Small-Cap Value, Smaller-Companies Growth, 100, Micro-Cap Discovery, Global
Financial Services (formerly Royce Financial Services), Dividend Value, and Micro-Cap
Opportunity Funds
• 1.00% of the first $2,000,000,000
• 0.95% of the next $2,000,000,000
• 0.90% of the next $2,000,000,000
• 0.85% of any additional average net assets

Royce European Small-Cap (formerly Royce European Smaller-Companies), Global Value, International Small-Cap (formerly International Smaller-Companies), and International Premier Funds
• 1.10% of the first $2,000,000,000
• 1.05% of the next $2,000,000,000
• 1.00% of the next $2,000,000,000
• 0.95% of any additional average net assets

Royce Special Equity Multi-Cap Fund
• 0.85% of the first $2,000,000,000
• 0.80% of the next $2,000,000,000
• 0.75% of the next $2,000,000,000
• 0.70% of any additional average net assets

June 8, 2015

ISI-060815